CONSOLIDATED STATEMENT OF FINANCIAL POSITION $ in Thousands, $ in Thousands	Dec. 31, 2019 CLP ($)	Dec. 31, 2018 CLP ($)
Current assets
Cash and cash equivalents	$ 196,369,224	$ 319,014,050
Other financial assets	9,815,358	22,745,469
Other non-financial assets	22,395,591	18,861,414
Trade and other current receivables	300,013,940	320,702,339
Accounts receivable from related parties	3,278,685	3,048,841
Inventories	232,434,461	228,062,237
Biological assets	9,459,071	8,489,873
Current tax assets	15,132,290	17,302,429
Total current assets other than non-current assets of disposal groups classified as held for sale	788,898,620	938,226,652
Non-current assets of disposal groups classified as held for sale	383,138	2,780,607
Total Non-current assets of disposal groups classified as held for sale	383,138	2,780,607
Total current assets	789,281,758	941,007,259
Non-current assets
Other financial assets	4,670,538	3,325,079
Other non-financial assets	7,042,297	5,007,150
Trade and other non-current receivables	3,224,627	3,363,123
Accounts receivable from related parties	118,122	190,865
Investments accounted for using equity method	136,098,062	142,017,781
Intangible assets other than goodwill	125,618,666	118,964,142
Goodwill	124,955,438	123,044,901
Property, plant and equipment (net)	1,097,534,155	1,021,266,631
Investment property	8,313,274	8,715,956
Deferred tax assets	54,528,648	37,691,088
Current tax assets non-current	2,305,129	1,270,941
Total non-current assets	1,564,408,956	1,464,857,657
Total Assets	2,353,690,714	2,405,864,916
Current liabilities
Other financial liabilities	68,385,728	62,766,946
Trade and other current payables	306,655,558	303,380,168
Accounts payable to related parties	8,979,434	6,936,910
Other current provisions	3,040,930	405,069
Current tax liabilities	20,504,374	75,885,449
Provisions for employee benefits	27,356,205	31,794,163
Other non-financial liabilities	48,359,767	164,555,540
Total current liabilities	483,281,996	645,724,245
Non-current liabilities
Other financial liabilities	261,769,288	228,185,297
Trade and other non-current payables	26,550	12,413
Other non-current provisions	531,961	7,425,759
Deferred tax liabilities	131,582,558	108,500,171
Provisions for employee benefits	33,571,138	26,901,088
Total non-current liabilities	427,481,495	371,024,728
Total liabilities	910,763,491	1,016,748,973
Equity attributable to equity holders of the parent
Paid-in capital	562,693,346	562,693,346
Other reserves	(137,502,529)	(151,048,226)
Retained earnings	902,863,353	868,481,588
Total equity attributable to equity holders of the parent	1,328,054,170	1,280,126,708
Non-controlling interests	114,873,053	108,989,235
Total Shareholders' Equity	1,442,927,223	1,389,115,943
Total Liabilities and Shareholders' Equity	$ 2,353,690,714	$ 2,405,864,916